Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss for the year	$ (73,492,431)	$ (37,215,483)	$ (5,667,417)
Adjustments for:
Share-based compensation	53,245,233	4,407,853	700,250
Finance cost		58,726	62,383
Interest income	(22)	(33,717)	(54,544)
Depreciation of property, plant and equipment & investment property	729,393	757,516	771,130
Amortization of intangible assets	7,477	14,958	13,980
Amortization of prepayments and premiums paid under operating leases	66,748	81,474	94,699
Provision/ (reversal) of inventory obsolescence	204,392	1,283	(42,884)
Bad debt provision of trade receivables	4,991,808	6,076,620	2,334,410
Loss/(gain) on disposal of property, plant and equipment	402	97,378	45,807
Provision of impairment loss in property, plant and equipment & investment property		2,944,979
loss on disposal of subsidiary	9,193,736	(30,642)
Operating cash flows before movements in working capital	(5,053,264)	(22,839,055)	(1,742,186)
(Increase)/ decrease in trade and other receivables	(545,788)	(3,284,084)	(2,492,940)
(Increase)/ decrease in inventories	438,849	547,593	(267,472)
Prepayments and premiums paid under operating leases	(3,267)	(3,411)	210,901
Increase/ (decrease) in trade and other payables	262,510	515,003	(579,948)
Increase/ (decrease) in income tax payable	(56,451)	(175,469)	(92,321)
(Increase)/ decrease in deferred tax assets		17,463,604	(1,556,824)
NET CASH USED IN OPERATING ACTIVITIES	(4,957,411)	(7,775,819)	(6,520,790)
INVESTING ACTIVITIES
Interest received	21	33,717	54,544
Cash from acquisition of subsidiaries			561,424
Cash increase/ (decrease) due to disposal of a subsidiary	(9,442,759)	6,612
Proceeds on disposal of property, plant and equipment		5,400	15,704
Purchase of property, plant and equipment	(1,008)	(3,324,900)	(24,198)
NET CASH FROM INVESTING ACTIVITIES	(9,443,746)	(3,279,171)	607,474
FINANCING ACTIVITIES
Interest paid		(58,726)	(62,383)
New bank loans raised			2,173,882
Repayment of borrowings			(2,173,882)
Advance from related party	2,220,098	117,697	909,237
Preferred stock subscription		6,900,000
NET CASH FROM FINANCING ACTIVITIES	2,220,098	6,958,971	846,854
NET DECREASE IN CASH AND CASH EQUIVALENTS	(12,181,059)	(4,096,019)	(5,066,462)
Effects of currency translation	(212,939)	389,643	1,067,274
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	12,914,914	16,621,290	20,620,478
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 520,916	$ 12,914,914	$ 16,621,290